INVENTORY (TABLES)	12 Months Ended
Dec. 28, 2012
Inventory [Abstract]
Inventory [Table Text Block]
	December 28,	December 30,
(In millions)	2012	2011
Raw materials	$14.2	$2.7
Work in progress	9.8	16.8
Finished goods	24.9	—
Supplies	12.6	—
Total	$61.5	$19.5